Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth compensation information of our President & CEO (CEO) and our non-CEO NEOs, in accordance with Item 402(v) of Regulation S-K. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year. Providing compensation that attracts, retains, and motivates talented officers is our committed goal. Our compensation programs reward excellent job performance, identify exceptional leadership, and represent fair, reasonable, and competitive total compensation that aligns officers’ interests with the long-term interests of our stockholders and customers. Our executive compensation program is designed to link officer compensation to our overall short-term and long-term performance as measured by key operational and financial objectives incorporated in both long-term and short-term performance-based compensation programs. Please refer to the Compensation Discussion and Analysis section of this proxy statement for details regarding how the Organization & Compensation Committee links the compensation paid to our named executive officers to our corporate performance.
Year(1)	Summary Comp. Table for CEO	Comp. Actually Paid to CEO(2)	Average Summary Comp. Table Total for Non-CEO NEOs	Average Comp. Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Budget to Actual Performance (EPS)(4)
					TSR	Peer Group TSR(3)
2022	$3,351,529	$3,111,318	$820,950	$829,540	$123.71	$123.42	$96.0	(1.7)%
2021	$3,718,087	$4,495,501	$1,204,755	$1,050,610	$144.06	$144.46	$101.1	6.5%
2020	$3,776,856	$4,268,399	$901,550	$983,279	$106.68	$115.75	$96.8	21%

(1)
The CEO for all three reporting years was Martin A. Kropelnicki. The other 2022 NEOs are Thomas F. Smegal III, Paul G. Townsley, Robert J. Kuta and Michael B. Luu. The other NEOs in the 2021 and 2020 reporting year are Thomas F. Smegal III, Paul G. Townsley, Robert J. Kuta and Lynne P. McGhee.

(2)
Amounts reported in this column are based on total compensation reported for our CEOs and our other NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

President & CEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
	2022	2021	2020
Summary Compensation Table Reported Compensation	$3,351,529	$3,718,087	$3,776,856
Deduction for pension values reported in SCT for the covered year	$0	$(575,989)	$0
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$82,895	$81,524	$85,800
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(980,523)	$(988,682)	$(880,653)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,098,773	$1,507,585	$1,090,917
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(251,005)	$729,836	$235,910
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(201,591)	$10,740	$(49,577)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$11,240	$12,400	$9,146
Total Compensation Actually Paid	$3,111,318	$4,495,501	$4,268,399
Average Non-President & CEO NEO SCT Total to CAP Reconciliation
	2022	2021	2020
Summary Compensation Table Reported Compensation	$820,950	$1,204,755	$901,550
Deduction for pension values reported in SCT for the covered year	$0	$(469,748)	$(87,249)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$76,223	$80,336	$84,835
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(163,449)	$(199,894)	$(153,202)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$182,219	$280,660	$186,461
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(40,410)	$140,492	$61,555
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(48,293)	$2,102	$(12,936)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$2,299	$2,907	$2,265
Total Compensation Actually Paid	$829,540	$1,050,610	$983,279

(3)
Amounts reported in this column represents returns on an initial $100 investment based on the Robert W. Baird Water Utility Index, which we chose as peer group for purposes of the Pay versus Performance table.

(4)
This metric measures the annual budget-to-actual performance of the Company. Specifically, this measure compares the actual diluted earnings per share to the forecasted diluted earnings per share for the calendar year. The forecasted diluted earnings per share is adopted during the budget process by the Board of Directors each year at its January meeting. By adhering to budgets, management is able to demonstrate to the Board, stockholders and customers that the Company is effective at managing controllable costs and has the ability to efficiently execute its business plan. The values reported in this column represents negative 1.7% EPS variance to budget in 2022, positive 6.5% EPS variance to budget in 2021, and positive 21% EPS variance to budget in 2020.

Company Selected Measure Name	Budget to Actual Performance (EPS)
Named Executive Officers, Footnote [Text Block]
(1)
The CEO for all three reporting years was Martin A. Kropelnicki. The other 2022 NEOs are Thomas F. Smegal III, Paul G. Townsley, Robert J. Kuta and Michael B. Luu. The other NEOs in the 2021 and 2020 reporting year are Thomas F. Smegal III, Paul G. Townsley, Robert J. Kuta and Lynne P. McGhee.

Peer Group Issuers, Footnote [Text Block]
(3)
Amounts reported in this column represents returns on an initial $100 investment based on the Robert W. Baird Water Utility Index, which we chose as peer group for purposes of the Pay versus Performance table.

PEO Total Compensation Amount	$ 3,351,529	$ 3,718,087	$ 3,776,856
PEO Actually Paid Compensation Amount	$ 3,111,318	4,495,501	4,268,399
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reported in this column are based on total compensation reported for our CEOs and our other NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

President & CEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
	2022	2021	2020
Summary Compensation Table Reported Compensation	$3,351,529	$3,718,087	$3,776,856
Deduction for pension values reported in SCT for the covered year	$0	$(575,989)	$0
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$82,895	$81,524	$85,800
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(980,523)	$(988,682)	$(880,653)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$1,098,773	$1,507,585	$1,090,917
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(251,005)	$729,836	$235,910
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(201,591)	$10,740	$(49,577)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$11,240	$12,400	$9,146
Total Compensation Actually Paid	$3,111,318	$4,495,501	$4,268,399

Non-PEO NEO Average Total Compensation Amount	$ 820,950	1,204,755	901,550
Non-PEO NEO Average Compensation Actually Paid Amount	$ 829,540	1,050,610	983,279
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts reported in this column are based on total compensation reported for our CEOs and our other NEOs in the Summary Compensation Table for the indicated reporting and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes
Average Non-President & CEO NEO SCT Total to CAP Reconciliation
	2022	2021	2020
Summary Compensation Table Reported Compensation	$820,950	$1,204,755	$901,550
Deduction for pension values reported in SCT for the covered year	$0	$(469,748)	$(87,249)
Increase for pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$76,223	$80,336	$84,835
Deduction for grant date fair value of equity awards reported in “Stock Awards” column of the SCT for the covered year	$(163,449)	$(199,894)	$(153,202)
Increase for the fair value as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$182,219	$280,660	$186,461
Increase/(Deduction) for the change in fair value as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(40,410)	$140,492	$61,555
Increase/(Deduction) for the change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(48,293)	$2,102	$(12,936)
Increase for the dollar value of any dividends or other earnings paid on stock or option awards in the covered year prior to the vesting date that are not otherwise reflected in the fair value of such award	$2,299	$2,907	$2,265
Total Compensation Actually Paid	$829,540	$1,050,610	$983,279

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular List of Performance Metrics
The following are the most important financial performance measures (and non-financial performance measures), as determined by the Group, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.
Budget to Actual Performance (EPS)
Return on Equity for Stockholder Return
Growth in Stockholder’s Equity
Customer Service and Support
Emergency Preparedness and Safety
Infrastructure Improvement and Utility Plant Investment
Water Quality and Public Health

Total Shareholder Return Amount	$ 123.71	144.06	106.68
Peer Group Total Shareholder Return Amount	123.42	144.46	115.75
Net Income (Loss)	$ 96,000,000	$ 101,100,000	$ 96,800,000
Company Selected Measure Amount	(1.7)	6.5	21
PEO Name	Martin A. Kropelnicki
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Budget to Actual Performance (EPS)
Non-GAAP Measure Description [Text Block]
(4)
This metric measures the annual budget-to-actual performance of the Company. Specifically, this measure compares the actual diluted earnings per share to the forecasted diluted earnings per share for the calendar year. The forecasted diluted earnings per share is adopted during the budget process by the Board of Directors each year at its January meeting. By adhering to budgets, management is able to demonstrate to the Board, stockholders and customers that the Company is effective at managing controllable costs and has the ability to efficiently execute its business plan. The values reported in this column represents negative 1.7% EPS variance to budget in 2022, positive 6.5% EPS variance to budget in 2021, and positive 21% EPS variance to budget in 2020.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity for Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Growth in Stockholder’s Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Customer Service and Support
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Emergency Preparedness and Safety
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Infrastructure Improvement and Utility Plant Investment
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Water Quality and Public Health
PEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (575,989)	$ 0
PEO [Member] | Pension Value To Current Year Service Cost And Change In Pension Value To Plan Amendments In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,895	81,524	85,800
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(980,523)	(988,682)	(880,653)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,098,773	1,507,585	1,090,917
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(251,005)	729,836	235,910
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,591)	10,740	(49,577)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,240	12,400	9,146
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(469,748)	(87,249)
Non-PEO NEO [Member] | Pension Value To Current Year Service Cost And Change In Pension Value To Plan Amendments In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	76,223	80,336	84,835
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(163,449)	(199,894)	(153,202)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	182,219	280,660	186,461
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,410)	140,492	61,555
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,293)	2,102	(12,936)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,299	$ 2,907	$ 2,265